Note 7 - Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Accrued Liabilities Disclosure [Text Block]
Note
7.
Accrued Expenses

Accrued expenses consist of the following:

	March 31, 2017	December 31, 2016
Professional services	$508,084	$263,928
Payroll and related	406,032	294,006
Property and equipment	154,093	118,139
Network	120,836	92,645
Other	141,864	142,492
Total	$1,330,909	$911,210

Network represents costs incurred to provide services to the Company’s customers including tower rentals, bandwidth, troubleshooting and gear removal.

Note
7
-
Accrued Expenses

Accrued expenses consist of the following:	As of December 31,
	2016	2015
Payroll and related	$294,006	$551,448
Professional services	263,928	427,932
Other	142,492	339,680
Property and equipment	118,139	176,614
Network	92,645	133,544
Total	$911,210	$1,629,218

Network represents costs incurred to provide services to the Company’s customers including tower rentals, bandwidth, troubleshooting and gear removal.